Note 5 - Revenues - Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Balance	$ 260	$ 265
Provision for losses on accounts receivable	56	32
Write-offs	(56)	(37)
Balance	$ 260	$ 260